Financial risk management - lease liabilities (Details) - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Lease Liabilities - cash outflow	SFr 395,978	SFr 517,938
Lease Liabilities - carrying amount	373,135	482,014
Less than 1 Year
Lease liabilities
Lease Liabilities - cash outflow	305,294	315,412
1 to 5 Years
Lease liabilities
Lease Liabilities - cash outflow	SFr 90,684	SFr 202,526